Share-Based Payment - Schedule of Fair Value of Stock Options Granted on Grant Date is Measured Using the Binomial Model (Details)	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares $ / item
May 14, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 14, 2015
Stock price (in Dollars per share)	$ 7.969695
Exercise price (in Dollars per share)	$ 3.575621
Expected price volatility	40.00%
Expected option life	9.38
Expected dividend (in Dollars) | $
Risk-free interest rate	2.231%
May 14, 2015 One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 14, 2015
Stock price (in Dollars per share)	$ 7.969695
Exercise price (in Dollars per share)	$ 3.575621
Expected price volatility	40.00%
Expected option life	7.8
Expected dividend (in Dollars) | $
Risk-free interest rate	2.231%
April 14, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Apr. 14, 2016
Stock price (in Dollars per share)	$ 8.668436
Exercise price (in Dollars per share)	$ 3.575621
Expected price volatility	44.00%
Expected option life	10
Expected dividend (in Dollars) | $
Risk-free interest rate	1.793%
Fair value per unit (in Dollars per Item) | $ / item	5.09607
April 14, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Apr. 14, 2016
Stock price (in Dollars per share)	$ 8.668436
Exercise price (in Dollars per share)	$ 3.575621
Expected price volatility	44.00%
Expected option life	8.79
Expected dividend (in Dollars) | $
Risk-free interest rate	1.793%
April 7, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Apr. 07, 2017
Stock price (in Dollars per share)	$ 5.56045
Exercise price (in Dollars per share)	$ 57.120609
Expected price volatility	42.00%
Expected option life	7.84
Expected dividend (in Dollars) | $
Risk-free interest rate	2.383%
March 11, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Mar. 11, 2019
Stock price (in Dollars per share)	$ 30.544953
Exercise price (in Dollars per share)	$ 88.501194
Expected price volatility	39.00%
Expected option life	8.26
Expected dividend (in Dollars) | $
Risk-free interest rate	2.64%
March 11, 2019 One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Mar. 11, 2019
Stock price (in Dollars per share)	$ 30.544953
Exercise price (in Dollars per share)	$ 88.501194
Expected price volatility	39.00%
Expected option life	8.93
Expected dividend (in Dollars) | $
Risk-free interest rate	2.64%
March 11, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Mar. 11, 2019
Stock price (in Dollars per share)	$ 30.544953
Exercise price (in Dollars per share)	$ 88.501194
Expected price volatility	39.00%
Expected option life	8.12
Expected dividend (in Dollars) | $
Risk-free interest rate	2.64%
October 4, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Oct. 04, 2019
Stock price (in Dollars per share)	$ 40.794235
Exercise price (in Dollars per share)	$ 112.882436
Expected price volatility	39.00%
Expected option life	8.82
Expected dividend (in Dollars) | $
Risk-free interest rate	1.53%
January 9, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jan. 09, 2020
Stock price (in Dollars per share)	$ 48.814926
Exercise price (in Dollars per share)	$ 88.501194
Expected price volatility	40.00%
Expected option life	7.28
Expected dividend (in Dollars) | $
Risk-free interest rate	1.856%
March 9, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Mar. 09, 2020
Stock price (in Dollars per share)	$ 47.614914
Exercise price (in Dollars per share)	$ 112.882436
Expected price volatility	40.00%
Expected option life	7.75
Expected dividend (in Dollars) | $
Risk-free interest rate	0.543%
April 27, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Apr. 27, 2020
Stock price (in Dollars per share)	$ 47.495745
Exercise price (in Dollars per share)	$ 112.882436
Expected price volatility	45.00%
Expected option life	7.84
Expected dividend (in Dollars) | $
Risk-free interest rate	0.661%
July 31, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jul. 31, 2020
Stock price (in Dollars per share)	$ 30.896855
Exercise price (in Dollars per share)	$ 134.323144
Expected price volatility	47.00%
Expected option life	7.84
Expected dividend (in Dollars) | $
Risk-free interest rate	0.529%
November 2, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 02, 2020
Stock price (in Dollars per share)	$ 30.769005
Exercise price (in Dollars per share)	$ 112.882436
Expected price volatility	49.00%
Expected option life	7.84
Expected dividend (in Dollars) | $
Risk-free interest rate	0.845%
May 3, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 03, 2021
Stock price (in Dollars per share)	$ 73.81932
Exercise price (in Dollars per share)	$ 134.323144
Expected price volatility	52.00%
Expected option life	7.88
Expected dividend (in Dollars) | $
Risk-free interest rate	1.60%
July 1, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jul. 01, 2021
Stock price (in Dollars per share)	$ 73.830893
Exercise price (in Dollars per share)	$ 141.863902
Expected price volatility	53.00%
Expected option life	8.84
Expected dividend (in Dollars) | $
Risk-free interest rate	1.459%
July 1, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jul. 01, 2021
Stock price (in Dollars per share)	$ 73.830893
Exercise price (in Dollars per share)	$ 141.863902
Expected price volatility	53.00%
Expected option life	7.84
Expected dividend (in Dollars) | $
Risk-free interest rate	1.459%
July 1, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jul. 01, 2021
Stock price (in Dollars per share)	$ 73.830893
Exercise price (in Dollars per share)	$ 88.501194
Expected price volatility	53.00%
Expected option life	8.84
Expected dividend (in Dollars) | $
Risk-free interest rate	1.459%
September 1, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Sep. 01, 2021
Stock price (in Dollars per share)	$ 73.709192
Exercise price (in Dollars per share)	$ 141.863902
Expected price volatility	53.00%
Expected option life	9
Expected dividend (in Dollars) | $
Risk-free interest rate	1.295%
February 10, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Feb. 10, 2022
Stock price (in Dollars per share)	$ 74.480809
Exercise price (in Dollars per share)	$ 88.501194
Expected price volatility	53.00%
Expected option life	9.48
Expected dividend (in Dollars) | $
Risk-free interest rate	2.032%
February 10, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Feb. 10, 2022
Stock price (in Dollars per share)	$ 74.480809
Exercise price (in Dollars per share)	$ 141.863902
Expected price volatility	53.00%
Expected option life	8.84
Expected dividend (in Dollars) | $
Risk-free interest rate	2.032%
February 10, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Feb. 10, 2022
Stock price (in Dollars per share)	$ 74.480809
Exercise price (in Dollars per share)	$ 141.863902
Expected price volatility	53.00%
Expected option life	8.2
Expected dividend (in Dollars) | $
Risk-free interest rate	2.032%
February 10, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Feb. 10, 2022
Stock price (in Dollars per share)	$ 74.480809
Exercise price (in Dollars per share)	$ 141.863902
Expected price volatility	53.00%
Expected option life	9.4
Expected dividend (in Dollars) | $
Risk-free interest rate	2.032%
Fair value per unit (in Dollars per Item) | $ / item	27.286152
June 10, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jun. 10, 2022
Stock price (in Dollars per share)	$ 87.078757
Exercise price (in Dollars per share)	$ 88.501194
Expected price volatility	56.00%
Expected option life	10
Expected dividend (in Dollars) | $
Risk-free interest rate	3.158%
Fair value per unit (in Dollars per Item) | $ / item	39.164202
June 10, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jun. 10, 2022
Stock price (in Dollars per share)	$ 87.078757
Exercise price (in Dollars per share)	$ 22.730774
Expected price volatility	56.00%
Expected option life	10
Expected dividend (in Dollars) | $
Risk-free interest rate	3.158%
Fair value per unit (in Dollars per Item) | $ / item	64.383788
June 21, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jun. 21, 2022
Stock price (in Dollars per share)	$ 87.186353
Exercise price (in Dollars per share)	$ 57.120609
Expected price volatility	56.00%
Expected option life	10
Expected dividend (in Dollars) | $
Risk-free interest rate	3.278%
Fair value per unit (in Dollars per Item) | $ / item	45.229901
May 31, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 31, 2023
Stock price (in Dollars per share)	$ 139.079065
Exercise price (in Dollars per share)	$ 134.323144
Expected price volatility	57.00%
Expected option life	9.06
Expected dividend (in Dollars) | $
Risk-free interest rate	3.646%
May 31, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 31, 2023
Stock price (in Dollars per share)	$ 139.079065
Exercise price (in Dollars per share)	$ 141.863902
Expected price volatility	57.00%
Expected option life	8.85
Expected dividend (in Dollars) | $
Risk-free interest rate	3.646%
May 31, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 31, 2023
Stock price (in Dollars per share)	$ 139.079065
Exercise price (in Dollars per share)	$ 141.863902
Expected price volatility	57.00%
Expected option life	7.85
Expected dividend (in Dollars) | $
Risk-free interest rate	3.646%
July 31, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jul. 31, 2023
Stock price (in Dollars per share)	$ 138.753565
Exercise price (in Dollars per share)	$ 180.345276
Expected price volatility	57.00%
Expected option life	8.85
Expected dividend (in Dollars) | $
Risk-free interest rate	3.962%
July 31, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jul. 31, 2023
Stock price (in Dollars per share)	$ 138.753565
Exercise price (in Dollars per share)	$ 180.345276
Expected price volatility	57.00%
Expected option life	7.85
Expected dividend (in Dollars) | $
Risk-free interest rate	3.962%
July 31, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jul. 31, 2023
Stock price (in Dollars per share)	$ 138.753565
Exercise price (in Dollars per share)	$ 180.345276
Expected price volatility	57.00%
Expected option life	9.48
Expected dividend (in Dollars) | $
Risk-free interest rate	3.962%
August 21, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Aug. 21, 2023
Stock price (in Dollars per share)	$ 138.735482
Exercise price (in Dollars per share)	$ 217.000232
Expected price volatility	57.00%
Expected option life	7.84
Expected dividend (in Dollars) | $
Risk-free interest rate	4.341%
January 1, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jan. 01, 2024
Stock price (in Dollars per share)	$ 138.843982
Exercise price (in Dollars per share)	$ 134.323144
Expected price volatility	44.00%
Expected option life	9.9
Expected dividend (in Dollars) | $
Risk-free interest rate	3.88%
January 1, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jan. 01, 2024
Stock price (in Dollars per share)	$ 138.843982
Exercise price (in Dollars per share)	$ 180.345276
Expected price volatility	44.00%
Expected option life	9.48
Expected dividend (in Dollars) | $
Risk-free interest rate	3.88%
January 1, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jan. 01, 2024
Stock price (in Dollars per share)	$ 138.843982
Exercise price (in Dollars per share)	$ 180.345276
Expected price volatility	44.00%
Expected option life	8.84
Expected dividend (in Dollars) | $
Risk-free interest rate	3.88%
September 1, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Sep. 01, 2024
Stock price (in Dollars per share)	$ 166.782762
Exercise price (in Dollars per share)	$ 180.345276
Expected price volatility	46.00%
Expected option life	8.17
Expected dividend (in Dollars) | $
Risk-free interest rate	3.89%
September 1, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Sep. 01, 2024
Stock price (in Dollars per share)	$ 166.782762
Exercise price (in Dollars per share)	$ 180.345276
Expected price volatility	46.00%
Expected option life	8.85
Expected dividend (in Dollars) | $
Risk-free interest rate	3.89%
November 20, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 20, 2024
Stock price (in Dollars per share)	$ 184.884198
Exercise price (in Dollars per share)	$ 217.000232
Expected price volatility	46.00%
Expected option life	7.84
Expected dividend (in Dollars) | $
Risk-free interest rate	4.405%
December 2, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 02, 2025
Stock price (in Dollars per share)	$ 5.56
Exercise price (in Dollars per share)	$ 5.56
Expected price volatility	41.00%
Expected option life	10
Expected dividend (in Dollars) | $
Risk-free interest rate	4.09%
Fair value per unit (in Dollars per Item) | $ / item	3.263
Bottom of Range [Member] | May 14, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	4.398052
Bottom of Range [Member] | May 14, 2015 One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	4.785398
Bottom of Range [Member] | April 14, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	5.227355
Bottom of Range [Member] | April 7, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	0.354795
Bottom of Range [Member] | March 11, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	6.166785
Bottom of Range [Member] | March 11, 2019 One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	6.166785
Bottom of Range [Member] | March 11, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	6.273838
Bottom of Range [Member] | October 4, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	7.812732
Bottom of Range [Member] | January 9, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	13.917672
Bottom of Range [Member] | March 9, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	10.53283
Bottom of Range [Member] | April 27, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	12.571547
Bottom of Range [Member] | July 31, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	5.635858
Bottom of Range [Member] | November 2, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	7.153593
Bottom of Range [Member] | May 3, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	27.581995
Bottom of Range [Member] | July 1, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	26.184152
Bottom of Range [Member] | July 1, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	26.888318
Bottom of Range [Member] | July 1, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	31.187454
Bottom of Range [Member] | September 1, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	25.989394
Bottom of Range [Member] | February 10, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	31.860878
Bottom of Range [Member] | February 10, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	26.846003
Bottom of Range [Member] | February 10, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	27.326116
Bottom of Range [Member] | May 31, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	66.464097
Bottom of Range [Member] | May 31, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	63.192276
Bottom of Range [Member] | May 31, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	66.527027
Bottom of Range [Member] | July 31, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	59.907254
Bottom of Range [Member] | July 31, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	62.23639
Bottom of Range [Member] | July 31, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	59.916838
Bottom of Range [Member] | August 21, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	57.003248
Bottom of Range [Member] | January 1, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	59.003991
Bottom of Range [Member] | January 1, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	52.406279
Bottom of Range [Member] | January 1, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	52.406279
Bottom of Range [Member] | September 1, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	72.263971
Bottom of Range [Member] | September 1, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	70.440807
Bottom of Range [Member] | November 20, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	79.816302
Top of Range [Member] | May 14, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	5.034948
Top of Range [Member] | May 14, 2015 One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	5.304752
Top of Range [Member] | April 14, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	5.77076
Top of Range [Member] | April 7, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	0.382463
Top of Range [Member] | March 11, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	6.64075
Top of Range [Member] | March 11, 2019 One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	6.616337
Top of Range [Member] | March 11, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	6.769141
Top of Range [Member] | October 4, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	8.422141
Top of Range [Member] | January 9, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	15.081516
Top of Range [Member] | March 9, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	11.40716
Top of Range [Member] | April 27, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	13.812607
Top of Range [Member] | July 31, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	6.118683
Top of Range [Member] | November 2, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	7.804956
Top of Range [Member] | May 3, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	31.297039
Top of Range [Member] | July 1, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	29.396479
Top of Range [Member] | July 1, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	30.849838
Top of Range [Member] | July 1, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	36.075746
Top of Range [Member] | September 1, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	27.712919
Top of Range [Member] | February 10, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	34.817868
Top of Range [Member] | February 10, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	30.277862
Top of Range [Member] | February 10, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	31.200474
Top of Range [Member] | May 31, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	78.315022
Top of Range [Member] | May 31, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	77.126403
Top of Range [Member] | May 31, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	81.592268
Top of Range [Member] | July 31, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	71.311159
Top of Range [Member] | July 31, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	75.671055
Top of Range [Member] | July 31, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	66.643845
Top of Range [Member] | August 21, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	70.411874
Top of Range [Member] | January 1, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	59.386273
Top of Range [Member] | January 1, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	56.862018
Top of Range [Member] | January 1, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	60.009787
Top of Range [Member] | September 1, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	80.67291
Top of Range [Member] | September 1, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	81.180329
Top of Range [Member] | November 20, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Item) | $ / item	93.158019